Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2023	Sep. 30, 2022	Apr. 03, 2023	Mar. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Outstanding promissory note				$ 734,300
Deemed dividend - increase in redemption value of Class A common stock subject to redemption			$ 2,722,935
Amount remained in the trust account						$ 430,047,193	$ 425,037,665
Subsequent Events
Subsequent Events
Deemed dividend - increase in redemption value of Class A common stock subject to redemption		$ 10,412,500
Right to withdraw interest from the trust account waived	$ 100,000
Amount removed from the trust account for redemption of shares	387,600,000	387,600,000
Amount remained in the trust account	$ 45,100,000	$ 45,100,000
Subsequent Events | Sponsor | Unsecured promissory note
Subsequent Events
Working capital loan					$ 1,190,000
Subsequent Events | Class A common stock
Subsequent Events
Number of shares redeemed	38,187,226
Redemption value per share	$ 10.15	$ 10.15
Common stock, shares outstanding	4,312,774	4,312,774